Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 2,027	$ 1,716
Employee related accruals	7,240	6,442
State taxes	473	555
Workers’ compensation and medical malpractice loss reserves	4,068	4,767
Other	5,259	4,050
Current	19,067	17,530
Intangibles	(59,226)	(49,763)
Depreciation expense	(13,405)	(6,574)
Stock-based compensation	3,022	3,761
Net operating loss carryforwards	1,260	1,612
Other	1,554	1,869
Deferred Tax Liabilities, Gross, Noncurrent	(66,795)	(49,095)
Valuation allowance	(1,114)	(1,511)
Total deferred income tax assets (liabilities)	$ (48,842)	$ (33,076)